Accrued Expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 6 - ACCRUED EXPENSES

Accrued expenses consist of the following as of December 31, 2022 and 2021:

	December 31,
	2022	2021
Consulting fees	$531,829	$548,281
Professional fees	3,945	252,973
Litigation accrual (1)	125,255	300,000
Employee and director compensation	1,558,024	725,569
Research and development fees	22,023	91,737
Interest	36,422	25,433
Other	7,018	20,587
	$2,284,516	$1,964,580

(1)	See Note 11 - Commitments and Contingencies, Potential Legal Matters.

As of December 31, 2022 and 2021, accrued expenses - related parties were $188,159 and $18,370, respectively. See Note 11 – Commitments & Contingencies and Note 14 - Related Parties for details.